Taxes on Income - Income from Continuing Operations Before Provision for Taxes on Income (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Taxes [Line Items]
Legal matter, asbestos litigation	$ 790	[1]	$ 1,737	[1]	$ 234	[1]
Quigley Co, Inc., a wholly owned subsidiary [Member]
Income Taxes [Line Items]
Legal matter, asbestos litigation			$ 1,300

[1]	In 2011, primarily relates to charges for hormone-replacement therapy litigation. In 2010, includes a $1.3 billion charge for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc.